Capital structure and financial items - Share capital, Treasury shares and Other reserves - Shares outstanding (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shares Outstanding [Roll Forward]
Holding at the beginning of the year (in shares)	4,458	4,500
Shares cancelled (in shares)	0	0
Released allocated shares to employees (in shares)	8	9
Shares purchased (in shares)	25	(51)
Holding at the end of the year (in shares)	4,441	4,458
A shares
Shares Outstanding [Roll Forward]
Holding at the beginning of the year (in shares)	1,075	1,075
Shares cancelled (in shares)	0	0
Released allocated shares to employees (in shares)	0	0
Shares purchased (in shares)	0	0
Holding at the end of the year (in shares)	1,075	1,075
B shares
Shares Outstanding [Roll Forward]
Holding at the beginning of the year (in shares)	3,435	3,485
Shares cancelled (in shares)	(45)	(50)
Released allocated shares to employees (in shares)	0	0
Shares purchased (in shares)	0	0
Holding at the end of the year (in shares)	3,390	3,435
Total issued shares
Shares Outstanding [Roll Forward]
Holding at the beginning of the year (in shares)	4,510	4,560
Shares cancelled (in shares)	(45)	(50)
Released allocated shares to employees (in shares)	0	0
Shares purchased (in shares)	0	0
Holding at the end of the year (in shares)	4,465	4,510
Treasury shares
Shares Outstanding [Roll Forward]
Holding at the beginning of the year (in shares)	52	60
Shares cancelled (in shares)	45	50
Released allocated shares to employees (in shares)	8	9
Shares purchased (in shares)	25	(51)
Holding at the end of the year (in shares)	24	52